K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

March 26, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Premier VIP Trust (File No. 333-140163) – Post-Effective Amendment No. 1
to the Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, is Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-14 (“Registration Statement”). The Post-Effective Amendment includes a Notice of Special Meeting of Shareholders of the EQ/Small Cap Value Portfolio, EQ/Small Company Growth Portfolio and EQ/Wells Fargo Montgomery Small Cap Portfolio (together, the “Acquired Portfolios”), each a series of EQ Advisors Trust (File No. 811-07953), a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios scheduled to be held on May 24, 2007 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each of the Acquired Portfolios into the Multimanager Small Cap Value Portfolio and Multimanager Small Cap Growth Portfolio, as applicable, each a series of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on February 20, 2007 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Trust’s Registration Statement as filed with the SEC on January 23, 2007, to update the record, Meeting and transaction dates, to include exhibits and other information not included in the Registration Statement and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from the Registration Statement.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

AXA Equitable Life Insurance Company